Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits Excluding Effects of Accrued Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 1,110	$ 1,024	$ 1,203
Increase related to prior year tax positions			1,025
Settlement of intercompany charge adjustments	(1,095)
Expiration of statute of limitations			(1,225)
Exchange differences	$ (15)	86	21
Balance at end of year		$ 1,110	$ 1,024